Inventories - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Inventory write-down			$ 17.0	$ 4.1	$ 13.5
Inventory write down, percentage related to specified aged inventory (percent)				66.67%	50.00%
Reversal of inventory write-down	$ 5.8	$ 4.6
Deposits from customers	$ 121.9		$ 174.7	$ 121.9